Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Details [Abstract]
Income (Loss) Before Taxes	$ (726,854)	$ (570,344)
Statutory Rate	34.00%	34.00%
Computed Expected Tax Payable (Recovery)	247,200	194,300
Non-Deductible Expenses	(800)	(400)
Change in Valuation Allowance	$ (246,400)	$ (193,900)